Financial Assets at Fair Value through Profit or Loss and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2023
Current financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments
12.1 Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	9,310,991	￦	10,100,109
Financial bonds		12,509,496		12,793,559
Corporate bonds		4,983,552		6,677,388
Asset-backed securities		164,543		68,093
Beneficiary certificates		19,838,465		20,511,995
Derivative-linked securities		1,625,950		2,197,575
Other debt securities		17,466,400		20,309,713
Equity securities:
Stocks		2,926,094		3,498,880
Other equity securities		613,969		523,675
Loans:
Privately placed bonds		158,731		150,208
Other loans		334,831		33,518
Due from financial institutions:
Other due from financial institutions		69,469		79,811
Others		90,006		93,743

	￦	70,092,497	￦	77,038,267

Financial investments
Financial assets at fair value through other comprehensive income
Debt securities:
Government and public bonds	￦	29,556,711	￦	33,455,476
Financial bonds		22,009,492		20,898,723
Corporate bonds		24,134,382		22,492,869
Asset-backed securities		662,791		1,963,242
Other debt securities		284,977		116,127
Equity securities:
Stocks		1,907,737		1,951,150
Equity investments		17,096		9,560
Other equity securities		410,960		809,943
Loans:
Privately placed bonds		549,272		801,050

		79,533,418		82,498,140

Financial assets at amortized cost
Debt securities:
Government and public bonds		6,520,633		6,507,625
Financial bonds		10,965,141		14,257,747
Corporate bonds		10,642,200		9,368,943
Asset-backed securities		7,432,860		9,418,498
Other debt securities		363,985		167,848
Less: Allowances for credit losses		(5,578)		(19,272)

		35,919,241		39,701,389

	￦	115,452,659	￦	122,199,529

Summary of Dividend Incomes from the Equity Securities
12.2 Dividend income from equity securities designated at fair value through other comprehensive income for the years ended December 31, 2022 and 2023, are as follows:

		2022				2023
		From the equity securities derecognized		From the equity securities held		From the equity securities derecognized		From the equity securities held
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	—	￦	409	￦	—	￦	1,999
	Unlisted		—		20,972		—		14,498
Equity investments			—		252		—		110
Other equity securities			—		15,491		2,774		28,388

		￦	—	￦	37,124	￦	2,774	￦	44,995

Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income
12.3 Derecognized equity securities measured at fair value through other comprehensive income for the years ended December 31, 2022 and 2023, are as follows:

		2022				2023
		Disposal price		Accumulated other comprehensive income (loss) as of disposal date		Disposal price		Accumulated other comprehensive income (loss) as of disposal date
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	425,736	￦	335,203	￦	36,877	￦	36,739
	Unlisted		—		—		—		(758)
Other equity securities			—		—		71,470		(3,680)

		￦	425,736	￦	335,203	￦	108,347	￦	32,301

Summary of Provision and Reversal for the Allowance of Financial Investments
12.4 Provision (reversal) for credit losses of financial investments for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	7,466	￦	(385)	￦	7,081
Loans measured at fair value through other comprehensive income		237		(15)		222
Securities measured at amortized cost		1,892		(691)		1,201

	￦	9,595	￦	(1,091)	￦	8,504

	2022
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	1,026	￦	(4,808)	￦	(3,782)
Loans measured at fair value through other comprehensive income		83		(460)		(377)
Securities measured at amortized cost		2,808		(740)		2,068

	￦	3,917	￦	(6,008)	￦	(2,091)

	2023
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	17,104	￦	(2,547)	￦	14,557
Loans measured at fair value through other comprehensive income		920		(3)		917
Securities measured at amortized cost		15,184		(1,475)		13,709

	￦	33,208	￦	(4,025)	￦	29,183

Summary of Changes in the Allowances for Credit Losses of Financial Investments
12.5 Changes in allowances for credit losses of financial investments for the years ended December 31, 2022 and 2023, are as follows:

	2022
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	18,952	￦	28	￦	76
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(533)		(21)		—
Provision (reversal) for credit losses		(2,354)		263		—
Others (exchange differences, etc.)		278		—		—

Ending	￦	16,343	￦	270	￦	76

	2023
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	16,343	￦	270	￦	76
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(532)		(270)		—
Provision (reversal) for credit losses		29,182		—		1
Others (exchange differences, etc.)		(528)		—		—

Ending	￦	44,465	￦	—	￦	77